Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 158	$ 1,250
Increase (reversal) of the allowance for doubtful accounts	510	(1,078)
Foreign currency adjustment	(7)	(14)
Balance at end of the year	$ 661	$ 158